Earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of loss and share data used in the EPS calculations
The following table reflects the loss and share data used in the basic and diluted EPS calculations:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
Numerator
Loss for the period	(16,591)	(11,736)	(33,298)	(29,463)
Less: net loss attributable to non-controlling interest	1	3	4	6
Loss attributable to Equity of the Company	(16,592)	(11,739)	(33,302)	(29,469)
Denominator
Weighted average number of shares for basic and diluted EPS	247,430,326	247,941,029	246,184,907	247,823,781

Loss per share - basic and diluted	(0.07)	(0.05)	(0.14)	(0.12)